Consolidated Statement of Cash Flows (Parenthetical) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Statement Of Cash Flows [Abstract]
Amortization of stock based compensation	$ 0	$ 10,275	$ 10,275	$ 179,965
Commitment fee			$ 39,000	$ 20,000
Note payable for commitment fees	$ 50,000	$ 39,000